Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, plant and equipment, net are detailed below:

December 31, 2025	Gross Amount	Accumulated Depreciation	Net Amount
Land	142	—	142
Buildings	1,608	(740)	868
Facilities & leasehold improvements	5,072	(3,731)	1,341
Machinery and equipment	23,814	(17,825)	5,989
Computer and R&D equipment	453	(381)	72
Operating lease right-of-use assets	379	(127)	252
Finance lease right-of-use assets	113	(18)	95
Other tangible assets	125	(107)	18
Construction in progress	2,281	—	2,281
Total	33,987	(22,929)	11,058

December 31, 2024	Gross Amount	Accumulated Depreciation	Net Amount
Land	118	-	118
Buildings	1,386	(617)	769
Facilities & leasehold improvements	4,484	(3,137)	1,347
Machinery and equipment	22,017	(15,676)	6,341
Computer and R&D equipment	406	(335)	71
Operating lease right-of-use assets	392	(141)	251
Finance lease right-of-use assets	72	(11)	61
Other tangible assets	114	(94)	20
Construction in progress	1,899	-	1,899
Total	30,888	(20,011)	10,877